Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity File Number	1-37782
Entity Registrant Name	Zedge, Inc.
Entity Central Index Key	0001667313
Entity Tax Identification Number	26-3199071
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1178 Broadway
Entity Address, Address Line Two	Ste. 1450 (3rd Floor)
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	330
Local Phone Number	577-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	ZDGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false